Shareholder Report, Line Graph (Details) - USD ($)				7 Months Ended	12 Months Ended
	Aug. 31, 2021	Jun. 11, 2021	Mar. 25, 2019	Oct. 31, 2014	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015
C000137888
Account Value [Line Items]
Line Graph and Table Measure Name				Navigator Tactical Fixed Income Fund
Account Value				$ 9,623	$ 15,140	$ 13,550	$ 12,689	$ 14,066	$ 12,905	$ 12,296	$ 11,785	$ 11,666	$ 10,783	$ 9,680
C000137889
Account Value [Line Items]
Line Graph and Table Measure Name				Navigator Tactical Fixed Income Fund
Account Value				$ 10,000	14,600	13,159	12,416	13,878	12,820	12,309	11,886	11,853	11,044	9,974
C000137890
Account Value [Line Items]
Line Graph and Table Measure Name				Navigator Tactical Fixed Income Fund
Account Value				$ 25,000	40,308	35,988	33,617	37,165	34,007	32,296	30,910	30,509	28,132	25,174
C000225122
Account Value [Line Items]
Line Graph and Table Measure Name	Navigator Tactical Investment Grade Bond Fund
Account Value	$ 25,000				25,412	23,103	22,578	24,743
C000225125
Account Value [Line Items]
Line Graph and Table Measure Name		Navigator Tactical U.S. Allocation Fund
Account Value		$ 25,000			33,575	25,593	22,981	27,125
C000209835
Account Value [Line Items]
Line Graph and Table Measure Name			Navigator Ultra Short Bond Fund
Account Value			$ 9,625		11,226	10,641	10,121	10,114	10,076	9,856
C000209836
Account Value [Line Items]
Line Graph and Table Measure Name			Navigator Ultra Short Bond Fund
Account Value			$ 25,000		$ 29,046	27,456	26,051	25,991	25,829	25,404
Bloomberg U.S. Corporate High Yield
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Corporate High Yield Index
Account Value				$ 10,000	$ 16,078	13,804	12,994	14,726	13,323	12,874	11,878	11,763	10,800	9,806
Bloomberg U.S. Corporate High Yield
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Corporate High Yield Index
Account Value				$ 10,000	16,078	13,804	12,994	14,726	13,323	12,874	11,878	11,763	10,800	9,806
Bloomberg U.S. Corporate High Yield
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Corporate High Yield Index
Account Value				$ 25,000	40,195	34,510	32,486	36,814	33,308	32,184	29,695	29,409	27,000	24,514
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 25,000				23,177	20,965	20,891	24,777
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 25,000			$ 35,361	25,621	23,262	27,242
Bloomberg U.S. Treasury Bellwethers: 1 Year (USD)
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Treasury Bellwethers: 1 Year Index
Account Value			$ 10,000		$ 11,384	10,767	10,308	10,414	10,397	10,197
Bloomberg U.S. Treasury Bellwethers: 1 Year (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Treasury Bellwethers: 1 Year Index
Account Value			$ 25,000		28,460	26,918	25,770	26,034	25,993	25,492
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Account Value				$ 10,000	11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Account Value				$ 10,000	11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Account Value				$ 25,000	28,982	26,217	26,124	30,983	31,132	29,318	$ 26,292	$ 26,843	$ 26,603	$ 25,489
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value			$ 10,000		10,463	9,465	9,431	11,185	11,239	10,584
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value			$ 25,000		$ 26,158	$ 23,662	$ 23,578	$ 27,963	$ 28,098	$ 26,461